STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,185,075	$ 1,868,193	$ 524,960	$ 1,766,442
Adjusted to reconcile net income to cash provided by operating activities:
Depreciation - cost of service revenue	377,999	248,224	349,328	206,831
Depreciation - operating expenses	305,459	122,567	197,071	125,768
Deferred income taxes	(322,255)	0	(384,725)	0
Impairment loss on other receivables			146,873	0
Loss on disposal of property and equipment	235	8,769	14,613	0
Imputed interest	0	247	250	1,027
(Increase) decrease in:
Inventories, net	(78,149)	(140,305)	(168,458)	(199,053)
Other current assets and prepaid expenses	(507,587)	(1,115,989)	(226,685)	(273,935)
Increase (decrease) in:
Accounts payable	98,286	83,039	192,802	86,277
Deferred revenue	17,713	5,430	(701)	21,860
Other payables and accrued liabilities	772,279	332,512	698,339	375,036
Income tax payable	321,997	641,845	633,748	34,079
Sales tax payable and other taxes payable	(5,594)	48,127	5,806	(27,839)
Increase in restricted cash	(391,972)	0
Net cash provided by operating activities	2,165,458	2,102,659	1,983,221	2,116,493
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3,172,641)	(3,402,876)	(4,416,540)	(747,484)
Proceeds from disposal of property and equipment	130,838	0
Due from stockholders	52,821	(52,821)	(52,821)	0
Net cash used in investing activities	(3,380,954)	(3,455,697)	(4,469,361)	(747,484)
CASH FLOWS FROM FINANCING ACTIVITIES
Bank loan borrowed	1,750,146	880,230	887,587	73,090
Bank loan repaid	(923,560)	(42,789)	(43,146)	(30,454)
Due to a related company	0	(20,618)	(20,790)	(85,603)
Due to stockholders			0	(726,434)
Net proceeds from stock issuance in private placement			1,104,000	0
Contribution by stockholders	5,916	50,182	50,182	731,294
Contribution by a minority stockholder	0	149,296	151,722	0
Net cash provided by financing activities	832,502	1,016,301	2,129,555	(38,107)
EFFECT OF EXCHANGE RATES ON CASH	50,936	19,507	14,133	419
NET DECREASE IN CASH AND CASH EQUIVALENTS	(332,058)	(317,230)	(342,452)	1,331,321
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,029,280	1,371,732	1,371,732	40,411
CASH AND CASH EQUIVALENTS AT END OF PERIOD	697,222	1,054,502	1,029,280	1,371,732
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expenses	56,734	35,450	48,852	3,224
Cash paid for income tax	$ 439,427	$ 56,720	$ 175,714	$ 192,037